Related Party Transactions (Details) - USD ($)					6 Months Ended		12 Months Ended
	Feb. 18, 2022	Jan. 01, 2022	Aug. 18, 2021	Jan. 08, 2019	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
Monthly based annual rate		$ 90,000
Stock splits (in Shares)	448	896	448
Consulting services						$ 133,470
Percentage of stock purchase agreement			100.00%
Enterprise Technology Consulting [Member]
Related Party Transactions [Line Items]
Company owned percentage					100.00%		100.00%
Stock Purchase Agreement [Member]
Related Party Transactions [Line Items]
Percentage of stock purchase agreement			100.00%
Original loan amount				$ 20,991
Loan amount interest term				48 years
Monthly payments				$ 504.94
Outstanding auto loan					$ 0		$ 0	$ 0
Stock Purchase Agreement [Member] | Loan [Member]
Related Party Transactions [Line Items]
Loan amount interest term				48 months
Benito Novas [Member]
Related Party Transactions [Line Items]
Consulting services							233,893	200,390
Benito Novas [Member] | Stock Purchase Agreement [Member]
Related Party Transactions [Line Items]
Related auto loan				$ 45,000
Benito Novas [Member]
Related Party Transactions [Line Items]
Consulting services					122,107
Benito Novas [Member] | Stock Purchase Agreement [Member]
Related Party Transactions [Line Items]
Related auto loan				$ 45,000
Interest				8.99%
Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Consulting services					$ 45,000		$ 90,000	$ 90,000